Mineral Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of Exploration and Evaluation Assets

The Group’s exploration and evaluation assets are comprised of the following:

Year ended December 31, 2020	Mineral Property interest 1	Plant and equipment 2	Total
Cost
Beginning balance and Ending balance	$112,541	$3,018	$115,559

Accumulated depreciation
Beginning balance	–	(1,615)	(1,615)
Depreciation 3	–	(533)	(533)
Ending balance	–	(2,148)	(2,148)

Foreign currency translation difference	22,083	152	22,235

Net carrying value –December 31, 2020	$134,624	$1,022	$135,646

Year ended December 31, 2019	Mineral Property interest 1	Plant and equipment 2	Total
Cost
Beginning balance	$112,541	$1,374	$113,915
Impact of IFRS 16 adoption	–	1,154	1,154
Beginning balance as restated	112,541	2,528	115,069
Additions	–	490	490
Ending balance	112,541	3,018	115,559

Accumulated depreciation
Beginning balance	–	(968)	(968)
Depreciation 3	–	(647)	(647)
Ending balance	–	(1,615)	(1,615)

Foreign currency translation difference	24,766	157	24,923

Net carrying value – December 31, 2019	$137,307	$1,560	$138,867

Notes to tables:

1.	Comprises the Pebble Project, a contiguous block of 2,402 mineral claims covering approximately 417 square miles located in southwest Alaska, 17 miles (30 kilometers) from the villages of Iliamna and Newhalen, and approximately 200 miles (320 kilometers) southwest of the city of Anchorage.

2.	Includes ROU Assets, which relate to the use of office space, a copier, hangers, yard storage and one vehicle. The following comprises ROU Assets:

Year ended December 31, 2020	Land and Buildings	Equipment	Total
Cost Beginning and Ending balance	$1,591	$53	$1,644

Accumulated depreciation
Beginning balance	(411)	(9)	(420)
Depreciation	(312)	(17)	(329)
Ending balance	(723)	(26)	(749)

Foreign currency translation difference	(69)	(1)	(70)

Net carrying value – December 31, 2020	$799	$26	$825

Year ended December 31, 2019	Land and Buildings	Equipment	Total
Cost Beginning balance at January 1, 2019	$1,132	$22	$1,154
Additions	459	31	490
Ending balance	1,591	53	1,644

Depreciation	(411)	(9)	(420)

Foreign currency translation difference	(63)	(1)	(64)

Net carrying value – December 31, 2019	$1,117	$43	$1,160

3.	For the year ended December 31, 2020, $235 (2019 – $224) in depreciation is included in general and administrative expenses with the remainder included in exploration and evaluation expenses.